COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
14	COMMITMENTS AND CONTINGENCIES

(a)	Operating lease commitments

Future minimum lease payments under non-cancelable operating lease agreements as of December 31, 2014 were as follows. The Company's leases do not contain any contingent rent payment terms.

US$
Year ending December 31,
2015	12,398,271
2016	8,770,230
2017	6,259,451
2018	3,622,792
2019	2,332,153
2020 and thereafter	4,802,841
Total	38,185,738

Gross rent expenses incurred under operating leases were US$5,494,341, US$9,684,871 and US$12,615,613 for the years ended December 31, 2012, 2013 and 2014, respectively. Sublease rental income of US$67,274, US$114,361 and US$230,503 for the years ended December 31, 2012, 2013 and 2014, respectively, were recognized as reductions of gross rental expenses.